Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories
	December 31,	December 31,
	2017	2016

Concentrates	$1,391	$1,266
Ore stockpiles	2,877	161
Spare parts and supplies	5,098	5,191
	$9,366	$6,618